BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (0.78%)
Consumer, Non-cyclical (0.49%)
MModal Inc.(a)(b)	122,254	$1,585,023

Technology (0.29%)
Avaya Holdings Corp.(b)	48,689	921,683
Total Technology		921,683

TOTAL COMMON STOCKS
(Cost $1,692,429)		2,506,706

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (28.34%)
Basic Materials (1.01%)
Iris Holding, Inc.(c)	3M SOFR + 4.75%, 0.50% Floor	6/28/2028	$1,910,188	$1,609,926
Spectrum Group Buyer, Inc.(c)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	1,763,766	1,669,334
Total Basic Materials				3,279,260

Communications (3.30%)
Cengage Learning, Inc.(c)	2M US L + 4.75%, 1.00% Floor	7/14/2026	2,344,036	2,293,639
CMG Media Corp.(c)	3M US L + 3.50%	12/17/2026	1,442,795	1,289,498
Hubbard Radio LLC(c)	1M US L + 4.25%	4/30/2025	1,626,726	1,433,552
Windstream Services LLC(c)	1M SOFR + 6.25%, 1.00% Floor	9/21/2027	1,845,163	1,717,163
Xplornet Communications, Inc.(c)	1M US L + 4.00%, 0.50% Floor	10/1/2028	2,817,225	2,287,812
Zayo Group Holdings, Inc.(c)	1M US L + 3.00%	3/9/2027	2,100,000	1,643,607
Total Communications				10,665,271
Consumer, Cyclical (4.97%)
American Greetings Corp.(c)	1M SOFR + 6.00%, 1.00% Floor	4/6/2028	1,695,750	1,694,054
Champ Acquisition Corp.(c)	2M US L + 5.50%	12/21/2025	1,674,476	1,671,545
Hunter Douglas, Inc.(c)	3M SOFR + 3.50%, 0.50% Floor	2/25/2029	1,835,365	1,736,145
Mad Engine Global LLC(c)	3M US L + 7.00%, 1.00% Floor	7/16/2027	2,033,357	1,426,746
RH(c)	1M US L + 2.50%, 0.50% Floor	10/20/2028	1,620,876	1,564,145
Sunset Debt Merger Sub, Inc.(c)	1M US L + 4.00%, 0.75% Floor	10/6/2028	2,014,899	1,625,016
Sweetwater Borrower LLC(a)(c)	1M US L + 4.25%, 0.75% Floor	8/5/2028	1,548,049	1,462,907
Warhorse Gaming, LLC(a)(c)	1M SOFR + 9.25%	6/15/2028	5,083,743	4,880,394
Total Consumer, Cyclical				16,060,952

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (9.63%)
Bausch Health Americas, Inc.(c)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	$1,381,818	$1,039,196
Carestream Health, Inc.(c)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	1,500,000	1,075,500
Envision Healthcare Corp.(c)(d)	3M SOFR + 7.88%	3/31/2027	3,144,566	668,220
Envision Healthcare Corp.(c)(d)	3M SOFR + 4.25%	3/31/2027	1,899,104	2,070,023
Global Medical Response, Inc.(c)	1M US L + 4.25%, 1.00% Floor	3/14/2025	938,806	522,915
Global Medical Response, Inc.(c)	1M US L + 4.25%, 1.00% Floor	10/2/2025	3,460,752	1,927,639
Kingpin Intermediate Holdings LLC(c)	1M SOFR + 3.50%	2/8/2028	287,500	285,255
KNS Midco Corp.(c)	1M SOFR + 6.25%, 0.75% Floor	4/21/2027	3,255,568	2,642,447
Libbey Glass Inc(c)	3M SOFR + 3.75%	12/31/2049	129,552	880,954
LifeScan Global Corp.(c)	3M SOFR + 6.50%	12/31/2026	6,705,718	5,409,302
Naked Juice LLC(c)	3M SOFR + 3.25%, 0.50% Floor	1/24/2029	1,645,844	1,527,837
PHINIA INC., TLB(a)(c)	1M SOFR + 4.00%	6/8/2028	2,425,000	2,418,938
Pluto Acquisition I, Inc.(c)	3M US L + 4.00%	6/20/2026	2,649,802	2,156,276
Sabre GLBL, Inc.(c)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	1,184,532	922,158
Sabre GLBL, Inc.(c)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	757,521	589,730
Sabre GLBL, Inc.(c)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	578,690	453,548
Syniverse Holdings LLC(c)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	4,498,620	4,095,633
Team Health Holdings, Inc.(c)	1M SOFR + 5.25%, 1.00% Floor	2/2/2027	3,621,486	2,477,097
Total Consumer, Non-cyclical				31,162,668

Energy (1.78%)
EPIC Y-Grade Services LP(c)	1M SOFR + 6.00%, 1.00% Floor	6/30/2027	6,500,000	5,754,125

Financials (2.13%)
Acrisure LLC(c)	1M US L + 3.50%	2/15/2027	1,795,361	1,739,579
Apollo Commercial Real Estate Finance, Inc.(a)(c)	1M SOFR + 3.50%, 0.50% Floor	3/11/2028	498,724	448,852
HUB International, Ltd.(c)	3M SOFR + 4.25%, 0.75% Floor	6/20/2030	1,869,405	1,872,788
Obra Capital, Inc.(c)	1M US L + 6.00%	10/1/2026	3,833,595	2,836,860
Total Financials				6,898,079

Industrials (0.99%)
ACProducts Holdings, Inc.(c)	3M SOFR + 4.25%, 0.50% Floor	5/17/2028	1,795,420	1,505,011
Spirit AeroSystems, Inc.(c)	3M SOFR + 4.25%, 0.50% Floor	1/15/2027	1,695,729	1,698,272
Total Industrials				3,203,283

Technology (4.53%)
Avaya Inc., TL	1M SOFR + 1.50%	8/1/2028	4,046,667	3,459,900
Castle US Holding Corp.(c)	1M SOFR + 3.75%	1/29/2027	878,120	639,930
Castle US Holding Corp.(c)	1M US L + 4.00%, 0.75% Floor	1/29/2027	1,496,822	1,057,131
Magenta Buyer LLC(c)	3M US L + 4.75%, 0.75% Floor	7/27/2028	2,371,179	1,777,389
Mavenir Systems, Inc.(c)	3M US L + 4.75%, 0.50% Floor	8/18/2028	4,192,839	2,986,349
PUG LLC, TL(c)	1M SOFR + 3.50%	2/12/2027	1,994,832	1,767,920
Quest Software, Inc.(c)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	1,418,442	1,095,746
Red Planet Borrower LLC(c)	1M SOFR + 3.75%, 0.50% Floor	9/30/2028	2,224,508	1,868,586
Total Technology				14,652,951

TOTAL BANK LOANS
(Cost $91,951,213)				91,676,589

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (continued)
CORPORATE BOND (57.63%)
Basic Materials (4.69%)
ASP Unifrax Holdings, Inc.(e)	5.250%	9/30/2028	$1,405,000	$1,014,129
Axalta Coating Systems LLC(e)	3.375%	2/15/2029	1,300,000	1,106,625
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(e)	8.750%	7/15/2026	4,075,000	3,915,343
Domtar Corp.(e)	6.750%	10/1/2028	3,220,000	2,741,126
Mineral Resources, Ltd.(e)	8.125%	5/1/2027	445,000	446,812
Mineral Resources, Ltd.(e)	8.500%	5/1/2030	1,500,000	1,510,530
Rain CII Carbon LLC / CII Carbon Corp.(e)	7.250%	4/1/2025	3,350,000	3,251,828
Tronox, Inc.(e)	4.625%	3/15/2029	1,415,000	1,174,450
Total Basic Materials				15,160,843

Communications (13.61%)
Altice Financing SA(e)	5.750%	8/15/2029	2,000,000	1,550,460
Altice France SA(e)	5.500%	10/15/2029	2,000,000	1,437,188
Beasley Mezzanine Holdings LLC(e)	8.625%	2/1/2026	2,595,000	1,679,452
CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.375%	6/1/2029	6,300,000	5,692,050
Ciena Corp.(e)	4.000%	1/31/2030	1,250,000	1,091,992
CMG Media Corp.(e)	8.875%	12/15/2027	1,545,000	1,090,379
CommScope, Inc.(e)	8.250%	3/1/2027	2,050,000	1,640,000
CommScope, Inc.(e)	6.000%	3/1/2026	1,725,000	1,606,075
DISH DBS Corp.	7.750%	7/1/2026	2,335,000	1,428,728
DISH DBS Corp.	7.375%	7/1/2028	1,205,000	644,675
DISH DBS Corp.(e)	5.250%	12/1/2026	1,755,000	1,409,530
Gray Escrow II, Inc.(e)	5.375%	11/15/2031	2,020,000	1,363,020
Gray Television, Inc.(e)	5.875%	7/15/2026	125,000	111,250
Gray Television, Inc.(e)	4.750%	10/15/2030	125,000	84,100
Gray Television, Inc.(e)	7.000%	5/15/2027	1,160,000	989,654
Level 3 Financing, Inc.(e)	3.875%	11/15/2029	500,000	398,150
Level 3 Financing, Inc.(e)	4.250%	7/1/2028	885,000	570,745
Level 3 Financing, Inc.(e)	3.625%	1/15/2029	1,535,000	922,799
Level 3 Financing, Inc.(e)	10.500%	5/15/2030	1,750,000	1,776,250
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	945,000	400,484
McGraw-Hill Education, Inc.(e)	5.750%	8/1/2028	2,800,000	2,426,667
Radiate Holdco LLC / Radiate Finance, Inc.(e)	4.500%	9/15/2026	3,550,000	2,832,261
Sirius XM Radio, Inc.(e)	4.125%	7/1/2030	1,995,000	1,628,813
Spanish Broadcasting System, Inc.(e)	9.750%	3/1/2026	2,405,000	1,659,225
Sprint Capital Corp.	8.750%	3/15/2032	925,000	1,116,113
T-Mobile USA, Inc.	3.375%	4/15/2029	985,000	884,863
T-Mobile USA, Inc.	3.500%	4/15/2031	1,500,000	1,325,008
Urban One, Inc.(e)	7.375%	2/1/2028	3,500,000	3,050,897
Vmed O2 UK Financing I PLC(e)	4.250%	1/31/2031	1,500,000	1,212,327
Windstream Escrow LLC / Windstream Escrow Finance Corp.(e)	7.750%	8/15/2028	2,430,000	2,010,825
Total Communications				44,033,980

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (13.12%)
1011778 BC ULC / New Red Finance, Inc.(e)	4.375%	1/15/2028	$1,500,000	$1,383,430
1011778 BC ULC / New Red Finance, Inc.(e)	3.875%	1/15/2028	1,000,000	912,500
Academy, Ltd.(e)	6.000%	11/15/2027	1,150,000	1,106,875
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(e)	5.750%	4/20/2029	1,150,000	1,117,771
Avianca Midco 2 PLC(e)	9.000%	12/1/2028	1,335,000	1,121,400
Bath & Body Works, Inc.(e)	6.625%	10/1/2030	1,165,000	1,125,681
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(e)	4.875%	2/15/2030	610,000	482,717
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(e)	5.000%	6/15/2029	85,000	68,678
Carnival Corp.(e)	9.875%	8/1/2027	1,075,000	1,119,344
Carnival Corp.(e)	5.750%	3/1/2027	3,260,000	2,991,050
Carnival Corp.(e)	6.000%	5/1/2029	575,000	511,750
Empire Resorts, Inc.(e)	7.750%	11/1/2026	2,060,000	1,656,737
Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,250,000	9,638,839
Hilton Domestic Operating Co., Inc.(e)	4.000%	5/1/2031	2,800,000	2,434,096
International Game Technology PLC(e)	5.250%	1/15/2029	940,000	889,649
International Game Technology PLC(e)	6.250%	1/15/2027	750,000	748,125
Jacobs Entertainment, Inc.(e)	6.750%	2/15/2029	2,700,000	2,409,311
NCL Corp., Ltd.(e)	5.875%	3/15/2026	1,855,000	1,734,425
NCL Corp., Ltd.(e)	5.875%	2/15/2027	750,000	729,375
QVC, Inc.	4.850%	4/1/2024	1,675,000	1,637,313
QVC, Inc.	4.450%	2/15/2025	1,920,000	1,681,363
QVC, Inc.	4.750%	2/15/2027	1,050,000	674,625
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.(e)	5.875%	5/15/2025	1,750,000	1,687,298
United Airlines, Inc.(e)	4.375%	4/15/2026	1,770,000	1,678,429
VistaJet Malta Finance PLC / Vista Management Holding, Inc.(e)	6.375%	2/1/2030	2,000,000	1,610,000
Yum! Brands, Inc.	3.625%	3/15/2031	1,500,000	1,295,550
Total Consumer, Cyclical				42,446,331

Consumer, Non-cyclical (8.96%)
Akumin, Inc.(e)	7.000%	11/1/2025	4,000,000	3,270,000
Bausch Health Cos., Inc.(e)	4.875%	6/1/2028	465,000	276,768
Bausch Health Cos., Inc.(e)	5.500%	11/1/2025	330,000	291,304
Centene Corp.	2.500%	3/1/2031	2,000,000	1,593,263
Charles River Laboratories International, Inc.(e)	3.750%	3/15/2029	1,250,000	1,107,813
CPI CG, Inc.(e)	8.625%	3/15/2026	2,500,000	2,411,198
Global Medical Response, Inc.(e)	6.500%	10/1/2025	2,436,000	1,339,800
Medline Borrower LP(e)	3.875%	4/1/2029	2,440,000	2,115,480
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,587,500
Organon & Co. / Organon Foreign Debt Co-Issuer BV(e)	5.125%	4/30/2031	1,300,000	1,072,500
RP Escrow Issuer LLC(e)	5.250%	12/15/2025	4,990,000	3,681,123
StoneMor, Inc.(e)	8.500%	5/15/2029	1,925,000	1,635,288
Tenet Healthcare Corp.	4.625%	6/15/2028	6,075,000	5,672,778
United Rentals North America, Inc.	4.000%	7/15/2030	2,200,000	1,947,000
Total Consumer, Non-cyclical				29,001,815

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Energy (6.48%)
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	6.000%	2/1/2029	$240,000	$224,100
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	7.375%	2/1/2031	510,000	504,513
Earthstone Energy Holdings LLC(e)	8.000%	4/15/2027	1,150,000	1,109,609
Earthstone Energy Holdings LLC(e)	9.875%	7/15/2031	545,000	538,705
EnLink Midstream LLC	5.375%	6/1/2029	3,370,000	3,212,073
Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	3,000,000	2,856,563
Howard Midstream Energy Partners LLC(e)	6.750%	1/15/2027	1,250,000	1,202,246
NGL Energy Partners LP / NGL Energy Finance Corp.	6.125%	3/1/2025	1,250,000	1,200,000
Northern Oil and Gas, Inc.(e)	8.125%	3/1/2028	1,150,000	1,127,000
Occidental Petroleum Corp.	5.550%	3/15/2026	650,000	642,070
Occidental Petroleum Corp.	6.125%	1/1/2031	1,650,000	1,671,072
Strathcona Resources, Ltd./Alberta(e)	6.875%	8/1/2026	3,545,000	3,104,829
Transocean, Inc.(e)	11.500%	1/30/2027	1,585,000	1,647,286
Transocean, Inc.(e)	8.750%	2/15/2030	805,000	817,075
Venture Global Calcasieu Pass LLC(e)	4.125%	8/15/2031	1,300,000	1,115,754
Total Energy				20,972,895

Financials (6.82%)
Apollo Commercial Real Estate Finance, Inc.(e)	4.625%	6/15/2029	2,000,000	1,555,775
Armor Holdco, Inc.(e)	8.500%	11/15/2029	1,300,000	1,091,915
Diversified Healthcare Trust	4.375%	3/1/2031	2,250,000	1,644,628
Diversified Healthcare Trust	4.750%	5/1/2024	1,745,000	1,621,759
Finance of America Funding LLC(e)	7.875%	11/15/2025	1,500,000	1,243,140
Freedom Mortgage Corp.(e)	8.250%	4/15/2025	1,500,000	1,464,716
Freedom Mortgage Corp.(e)	7.625%	5/1/2026	500,000	459,125
Freedom Mortgage Corp.(e)	6.625%	1/15/2027	535,000	465,049
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(e)	4.250%	2/1/2027	2,460,000	2,137,273
LD Holdings Group LLC(e)	6.500%	11/1/2025	2,310,000	1,811,155
OneMain Finance Corp.	5.375%	11/15/2029	2,500,000	2,129,200
PennyMac Financial Services, Inc.(e)	5.375%	10/15/2025	1,325,000	1,255,736
PennyMac Financial Services, Inc.(e)	4.250%	2/15/2029	1,500,000	1,212,120
Service Properties Trust	4.950%	10/1/2029	2,000,000	1,552,960
Service Properties Trust	5.500%	12/15/2027	2,750,000	2,417,838
Total Financials				22,062,389

Industrials (3.10%)
Camelot Return Merger Sub, Inc.(e)	8.750%	8/1/2028	1,900,000	1,800,547
Coherent Corp.(e)	5.000%	12/15/2029	1,250,000	1,128,125
LSB Industries, Inc.(e)	6.250%	10/15/2028	2,705,000	2,420,527
PGT Innovations, Inc.(e)	4.375%	10/1/2029	675,000	632,109
TransDigm, Inc.(e)	6.250%	3/15/2026	4,060,000	4,039,700
Total Industrials				10,021,008

Technology (0.23%)
Pitney Bowes, Inc.(e)	6.875%	3/15/2027	1,000,000	740,000

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (0.62%)
Vistra Corp.(e)	5Y US TI + 5.74%	12/31/2049	$640,000	$558,400
Vistra Operations Co. LLC(e)	5.625%	2/15/2027	1,500,000	1,437,525
Total Utilities				1,995,925

TOTAL CORPORATE BOND
(Cost $186,003,105)				186,435,186

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (24.62%)
State Street Institutional US Government Money Market Fund	5.021%	79,657,039	$79,657,039

TOTAL SHORT TERM INVESTMENTS
(Cost $79,657,039)			79,657,039

TOTAL INVESTMENTS (111.37%)
(Cost $359,303,786)			$360,275,520

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.37%)			(36,772,020)

NET ASSETS (100.00%)			$323,503,500

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of June 30, 2023 is based on the reference rate plus the displayed spread as of the securities last reset date.
(d)	Security is currently in default.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $142,449,914, representing 49.37% of net assets.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of June 30, 2023 was 5.43%

2M US L - 2 Month LIBOR as of June 30, 2023 was 0.15%

3M US L - 3 Month LIBOR as of June 30, 2023 was 5.63%

3M US SOFR - 3 Month US SOFR as of June 30, 2023 was 5.16%

5Y US TI -  5 Year US Treasury Index as of June 30, 2023 was 4.13%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2023(Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Founders Class shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Brigade High Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer, Non-cyclical	$–	$–	$1,585,023	$1,585,023
Technology	–	921,683	–	921,683
Bank Loans
Basic Materials	–	3,279,260	–	3,279,260
Communications	–	10,665,271	–	10,665,271
Consumer, Cyclical	–	9,717,651	6,343,301	16,060,952
Consumer, Non-cyclical	–	28,743,730	2,418,938	31,162,668
Energy	–	5,754,125	–	5,754,125
Financials	–	6,449,227	448,852	6,898,079
Industrials	–	3,203,283	–	3,203,283
Technology	–	14,652,951	–	14,652,951
Corporate Bond
Basic Materials	–	15,160,843	–	15,160,843
Communications	–	44,033,980	–	44,033,980
Consumer, Cyclical	–	42,446,331	–	42,446,331
Consumer, Non-cyclical	–	29,001,815	–	29,001,815
Energy	–	20,972,895	–	20,972,895
Financials	–	22,062,389	–	22,062,389
Industrials	–	10,021,008	–	10,021,008
Technology	–	740,000	–	740,000
Utilities	–	1,995,925	–	1,995,925
Short Term Investments	79,657,039	–	–	79,657,039
Total	$79,657,039	$269,822,367	$10,796,114	$360,275,520

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class. As of June 30, 2023, there were no shares classes with 12b-1 fees.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.